Average Annual Total Returns - BlackRock Capital Appreciation Portfolio	May 01, 2021
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	38.49%
5 Years	21.00%
10 Years	17.21%
BlackRock Capital Appreciation Portfolio
Average Annual Return:
1 Year	40.16%
5 Years	20.66%
10 Years	15.44%